S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 03, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Eric Sherb	Crown Acquisition Sponsor LLC	Sole Member and Managing Member
	SMC Entertainment Inc.	Chief Financial Officer
	Scienture Holdings, Inc.	Chief Financial Officer
	Fatpipe Inc.	Chief Financial Officer
Michael L. Peterson	Wellgistics Health, Inc. (f/k/a Danam Health Inc.)	Director
	Semper Paratus Acquisition Corporation (n/k/a Tevogen Bio Holdings Inc.)	Director
	Integrated Wellness Acquisition Corp.	Director
	Oceantech Acquisitions I Corp.	Director
	Kernel Group Holdings, Inc.	Director
	Lafayette Energy Corp.	President and Chief Executive Officer
	Indonesia Energy Corporation Limited	Director
Donald G. Fell	TRxADE Health, Inc. (n/k/a Scienture Holdings, Inc.)	Board Member
	Integrated Wellness Acquisition Corp.	Board Member
Avinash Wadhwani	Quench and Nourish	Vice Chairman of the Board
Mayur Doshi	TRxADE Health, Inc. (n/k/a Scienture Holdings, Inc.)	Director
	AlfaGene Bioscience, Inc.	President and Chief Executive Officer
	Allied Pharma	President
	Saptalis Pharmaceuticals	Director